Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxes on income

Income Taxes	Year ended December 31
	2023	2022	2021
Income tax expense (benefit)
U.S. federal
Current	$895	$1,723	$174
Deferred	666	2,240	1,004
State and local
Current	211	482	222
Deferred	1	39	202
Total United States	1,773	4,484	1,602
International
Current	6,745	9,738	4,854
Deferred	(345)	(156)	(506)
Total International	6,400	9,582	4,348
Total income tax expense (benefit)	$8,173	$14,066	$5,950

Reconciliation between the U.S. statutory federal income tax rate and the company's effective income tax rate
The reconciliation between the U.S. statutory federal income tax rate and the company’s effective income tax rate is detailed in the following table:

	Year ended December 31
	2023	2022	2021
Income (loss) before income taxes
United States	$8,565	$21,005	$9,674
International	21,019	28,669	11,965
Total income (loss) before income taxes	29,584	49,674	21,639
Theoretical tax (at U.S. statutory rate of 21%)	6,213	10,432	4,544
Equity affiliate accounting effect	(1,072)	(1,678)	(890)
Effect of income taxes from international operations	3,001	5,041	2,692
State and local taxes on income, net of U.S. federal income tax benefit	252	508	216
Prior year tax adjustments, claims and settlements 1	(32)	(90)	362
Tax credits	(20)	(6)	(173)
Other U.S. 1, 2	(169)	(141)	(801)
Total income tax expense (benefit)	$8,173	$14,066	$5,950

Effective income tax rate 3	27.6%	28.3%	27.5%
1	Includes one-time tax costs (benefits) associated with changes in uncertain tax positions.
2	Includes one-time tax costs (benefits) associated with changes in valuation allowances (2023 - $(84); 2022 - $(36); 2021 - $(624)).
3
The company’s effective tax rate is reflective of equity income reported on an after-tax
basis as part of the “Total Income (Loss) Before Income Tax Expense,” in accordance with U.S. Generally Accepted Accounting Principles. Chevron’s share of its equity affiliates’ total income tax expense in 2023 was $1,724.

Composition of deferred tax balances	The reported deferred tax balances are composed of the following:

	At December 31
	2023	2022
Deferred tax liabilities
Properties, plant and equipment	$20,303	$18,295
Investments and other	4,263	4,492
Total deferred tax liabilities	24,566	22,787
Deferred tax assets
Foreign tax credits	(13,560)	(12,599)
Asset retirement obligations/environmental reserves	(4,543)	(4,518)
Employee benefits	(1,785)	(2,087)
Deferred credits	(268)	(446)
Tax loss carryforwards	(3,492)	(3,887)
Other accrued liabilities	(1,416)	(746)
Inventory	(126)	(219)
Operating leases	(1,479)	(1,134)
Miscellaneous	(3,652)	(4,057)
Total deferred tax assets	(30,321)	(29,693)
Deferred tax assets valuation allowance	20,416	19,532
Total deferred taxes, net	$14,661	$12,626

Classification of deferred taxes
At December 31, 2023 and 2022, deferred taxes were classified on the Consolidated Balance Sheet as follows:

	At December 31
	2023	2022
Deferred charges and other assets	$(4,169)	$(4,505)
Noncurrent deferred income taxes	18,830	17,131
Total deferred income taxes, net	$14,661	$12,626

Changes to the Company's unrecognized tax benefits
The following table indicates the changes to the company’s unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021. The term “unrecognized tax benefits” in the accounting standards for income taxes refers to the differences between a tax position taken or expected to be taken in a tax return and the benefit measured and recognized in the financial statements. Interest and penalties are not included.

	2023	2022	2021
Balance at January 1	$5,323	$5,288	$5,018
Foreign currency effects	(27)	(2)	(1)
Additions based on tax positions taken in current year	248	30	194
Additions for tax positions taken in prior years	265	234	218
Reductions based on tax positions taken in current year	(104)	—	—
Reductions for tax positions taken in prior years	(251)	(117)	(36)
Settlements with taxing authorities in current year	(2)	(110)	(18)
Reductions as a result of a lapse of the applicable statute of limitations	—	—	(87)
Balance at December 31	$5,452	$5,323	$5,288

Taxes other than on income

Taxes Other Than on Income	Year ended December 31
	2023	2022	2021
United States
Import duties and other levies	$(9)	$10	$7
Property and other miscellaneous taxes	818	609	552
Payroll taxes	286	248	302
Taxes on production	801	989	628
Total United States	1,896	1,856	1,489
International
Import duties and other levies	72	63	49
Property and other miscellaneous taxes	2,004	1,789	2,174
Payroll taxes	121	122	113
Taxes on production	127	202	138
Total International	2,324	2,176	2,474
Total taxes other than on income	$4,220	$4,032	$3,963